Background of companies included in consolidation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Background of companies included in consolidation [Line Items]
Profit (loss) attributable to non-controlling interests	$ 2,397	$ 733	$ 3,641
Equity, non-controlling interests	52,311	59,647
Total	$ 9,733	2,253
Proinsa Ltda.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.10%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Total	$ 0	0
SQM Potasio S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.00%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Total	$ 0	0
Ajay SQM Chile S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ 1,176	1,023
Equity, non-controlling interests	8,659	8,306
Total	$ 823	989
SQM Indonesia S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	20.00%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	1	1
Total	$ 0	0
Soquimich Comercial S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	39.36168%
Profit (loss) attributable to non-controlling interests	$ 1,375	100
Equity, non-controlling interests	41,855	49,247
Total	$ 8,910	1,264
Comercial Agrorama Ltda.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	30.00%
Profit (loss) attributable to non-controlling interests	$ (318)	(403)
Equity, non-controlling interests	(481)	(184)
Total	$ 0	0
Agrorama S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.001%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Total	$ 0	0
Orcoma Estudios SPA
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	2,277	2,277
Total	$ 0	0
SQM (Thailand) Limited.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.004%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0
Total	$ 0	$ 0